WISDOMTREE TRUST

WisdomTree Cybersecurity Fund

WisdomTree Emerging Markets ex-China Fund
 (Ticker Symbols: WCBR and XC, respectively)
(each, a “Fund” and, together, the “Funds”)

Supplement dated February 28, 2023

to the currently effective

Statutory Prospectus (the “Prospectus”) for the Funds

The following information supplements and should be read in conjunction with the Prospectus for the above-listed Funds.

Effective immediately, the fourth paragraph in the WisdomTree Emerging Markets ex-China Fund’s principal investment strategy and the third paragraph in the WisdomTree Cybersecurity Fund’s principal investment strategy are deleted in their entirety and replaced with the following:

The Index also excludes companies based on environmental, social and governance (“ESG”) criteria. The ESG criteria seeks to exclude from the Index’s eligible investment universe companies that: (i) do not comply with the United Nations Global Compact Principles related to human rights, labor, the environment and anti-corruption; (ii) are involved directly or through corporate ownership in the production and/or distribution of, or the provision of components/services for, controversial weapons (e.g., anti-personnel mines, biological and chemical weapons, and nuclear weapons); (iii) derive meaningful revenue (i.e., more than 5% of revenue) from small arms manufacture- and sales-related activities; (iv) are involved in the production and supply of tobacco-related products and/or services and/or derive meaningful revenue from the distribution of tobacco-related products; or (v) derive meaningful revenue from oil and gas exploration activities in Arctic regions, oil sands extraction activities, shale energy exploration and/or production activities, or thermal coal-based power generation activities and/or extraction-related activities.

Further, the last paragraph on page 100 of the Prospectus, under the “Additional Information About the Funds’ Investment Strategies” section, which describes the exclusion of companies, based on ESG criteria, from the WisdomTree Team8 Cybersecurity Index and WisdomTree Emerging Markets ex-China Index is deleted in its entirety and replaced with the following:

The WisdomTree Team8 Cybersecurity Index and WisdomTree Emerging Markets ex-China Index exclude companies based on ESG criteria. The ESG criteria seeks to exclude from the Index’s eligible investment universe companies that: (i) do not comply with the United Nations Global Compact Principles related to human rights, labor, the environment and anti-corruption; (ii) are involved directly or through corporate ownership in the production and/or distribution of, or the provision of components/services for, controversial weapons (e.g., anti-personnel mines, biological and chemical weapons, and nuclear weapons); (iii) derive more than 5% of their revenue from activities connected to small arms, including the manufacture and sale of small arms and their key components as well as the distribution of small arms; (iv) are involved in tobacco production and supply of tobacco-related products and/or services, or derive more than 5% of their revenue from tobacco distribution, as identified by the ESG data providers; (v) derive more than 5% of their (1) capacity from thermal coal-based power generation, or (2) revenue from thermal coal extraction, thermal coal-based power generation, or providing tailor-made products and services to support thermal coal extraction; and (vi) derive more than 5% of their revenue from extracting oil sands, oil and gas exploration in Arctic regions, or shale energy exploration and/or production. These criteria, including the percentage thresholds referenced in certain of the criteria, are subject to change in connection with a determination to modify the Index’s methodology. As disclosed in the Funds’ discussion of principal risks, the Index Provider relies on ESG data provided by one or more third-party ESG research firms to identify companies that should be excluded from the Index based on the ESG criteria described above. However, for a variety of reasons, a third-party ESG research firm may not be able to fully evaluate and assess whether a particular company meets one or more of the criteria described above. As a result, it is possible that the Index, may, from time to time, include securities of companies that engage in one or more of the activities described above.

The changes described above will not affect the management fee or expense ratio of any Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

 WIS-SP-0630-0223

WISDOMTREE TRUST

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
WisdomTree India ex-State-Owned Enterprises Fund
WisdomTree China ex-State-Owned Enterprises Fund
 (Ticker Symbols: XSOE, IXSE, and CXSE, respectively)
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 28, 2023

to the currently effective

Statutory Prospectus (the “Prospectus”) for the Funds

The following information supplements and should be read in conjunction with the Prospectus for the above-listed Funds. To the extent the following changes impact the same principal investment strategy disclosure and “Ex-SOE Indices” description previously revised in the Prospectus supplement dated November 2, 2022, the following disclosure replaces the revised disclosure from that prior supplement.

Effective immediately, the third paragraph in each Fund’s principal investment strategy is deleted in its entirety and replaced with the following:

The Index also excludes companies based on environmental, social and governance (“ESG”) criteria. The ESG criteria seeks to exclude from the Index’s eligible investment universe companies that: (i) do not comply with the United Nations Global Compact Principles related to human rights, labor, the environment and anti-corruption; (ii) are involved directly or through corporate ownership in the production and/or distribution of, or the provision of components/services for, controversial weapons (e.g., anti-personnel mines, biological and chemical weapons, and nuclear weapons); (iii) derive meaningful revenue (i.e., more than 5% of revenue) from small arms manufacture- and sales-related activities; (iv) are involved in the production and supply of tobacco-related products and/or services and/or derive meaningful revenue from the distribution of tobacco-related products; or (v) derive meaningful revenue from oil and gas exploration activities in Arctic regions, oil sands extraction activities, shale energy exploration and/or production activities, or thermal coal-based power generation activities and/or extraction-related activities.

Further, the first paragraph of “Ex-SOE Indices” under the “Additional Information About the Funds’ Investment Strategies” section is deleted in its entirety and replaced with the following:

Each ex-SOE Index excludes companies based on ESG criteria. The ESG criteria seeks to exclude from the Index’s eligible investment universe companies that: (i) do not comply with the United Nations Global Compact Principles related to human rights, labor, the environment and anti-corruption; (ii) are involved directly or through corporate ownership in the production and/or distribution of, or the provision of components/services for, controversial weapons (e.g., anti-personnel mines, biological and chemical weapons, and nuclear weapons); (iii) derive more than 5% of their revenue from activities connected to small arms, including the manufacture and sale of small arms and their key components as well as the distribution of small arms; (iv) are involved in tobacco production and supply of tobacco-related products and/or services, or derive more than 5% of their revenue from tobacco distribution, as identified by the ESG data providers; (v) derive more than 5% of their (1) capacity from thermal coal-based power generation, or (2) revenue from thermal coal extraction, thermal coal-based power generation, or providing tailor-made products and services to support thermal coal extraction; and (vi) derive more than 5% of their revenue from extracting oil sands, oil and gas exploration in Arctic regions, or shale energy exploration and/or production. These criteria, including the percentage thresholds referenced in certain of the criteria, are subject to change in connection with a determination to modify the Index’s methodology. As disclosed in the Funds’ discussion of principal risks, the Index Provider relies on ESG data provided by one or more third-party ESG research firms to identify companies that should be excluded from the Index based on the ESG criteria described above. However, for a variety of reasons, a third-party ESG research firm may not be able to fully evaluate and assess whether a particular company meets one or more of the criteria described above. As a result, it is possible that the Index, may, from time to time, include securities of companies that engage in one or more of the activities described above.

The changes described above will not affect the management fee or expense ratio of any Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

 WIS-SP-0331-0223